Schedule of Investments(a)
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.26%
Advertising–1.05%
Interpublic Group of Cos., Inc. (The)(b)	835,677	$30,468,783
Aerospace & Defense–1.96%
Howmet Aerospace, Inc.	552,013	22,461,409
Raytheon Technologies Corp.	344,738	34,422,089
		56,883,498
Agricultural & Farm Machinery–1.03%
Deere & Co.	70,556	29,833,899
Air Freight & Logistics–1.46%
United Parcel Service, Inc., Class B	229,528	42,515,471
Apparel, Accessories & Luxury Goods–0.81%
LVMH Moet Hennessy Louis Vuitton SE (France)	27,090	23,665,402
Application Software–2.83%
Manhattan Associates, Inc.(c)	249,870	32,573,053
Synopsys, Inc.(c)	70,555	24,958,832
Tyler Technologies, Inc.(c)	76,182	24,589,264
		82,121,149
Auto Parts & Equipment–1.38%
Aptiv PLC(b)(c)	285,981	32,341,591
Mobileye Global, Inc., Class A (Israel)(c)	203,200	7,843,520
		40,185,111
Automotive Retail–0.99%
O’Reilly Automotive, Inc.(c)	36,454	28,884,327
Biotechnology–2.09%
Gilead Sciences, Inc.	457,521	38,404,313
Seagen, Inc.(c)	159,922	22,305,920
		60,710,233
Communications Equipment–0.90%
Motorola Solutions, Inc.	101,229	26,016,865
Construction Materials–1.07%
Vulcan Materials Co.	168,865	30,958,021
Consumer Finance–1.51%
American Express Co.	250,502	43,820,315
Data Processing & Outsourced Services–2.62%
Visa, Inc., Class A(b)	331,009	76,201,582
Distillers & Vintners–1.26%
Constellation Brands, Inc., Class A	157,918	36,561,175
Diversified Banks–2.41%
JPMorgan Chase & Co.	499,825	69,955,507
Electric Utilities–1.09%
American Electric Power Co., Inc.	336,550	31,622,238
Electrical Components & Equipment–0.78%
Generac Holdings, Inc.(c)	187,460	22,607,676
Shares		Value
Environmental & Facilities Services–0.88%
Waste Connections, Inc.	192,171	$25,539,526
Fertilizers & Agricultural Chemicals–1.00%
Mosaic Co. (The)	587,124	29,086,123
Financial Exchanges & Data–0.95%
Cboe Global Markets, Inc.	223,608	27,476,951
Food Distributors–1.11%
Sysco Corp.	415,802	32,208,023
General Merchandise Stores–0.85%
Dollar General Corp.	105,439	24,630,550
Health Care Equipment–0.50%
Zimmer Biomet Holdings, Inc.	113,842	14,496,640
Health Care Facilities–1.29%
HCA Healthcare, Inc.	146,371	37,334,851
Health Care Services–1.25%
CVS Health Corp.	412,221	36,366,137
Home Improvement Retail–1.36%
Lowe’s Cos., Inc.	189,064	39,372,578
Homebuilding–0.66%
D.R. Horton, Inc.	195,303	19,274,453
Hotels, Resorts & Cruise Lines–1.25%
Airbnb, Inc., Class A(c)	327,875	36,430,191
Industrial Conglomerates–1.35%
Honeywell International, Inc.	188,200	39,235,936
Industrial Machinery–1.41%
Otis Worldwide Corp.	498,961	41,029,563
Industrial REITs–1.81%
Prologis, Inc.	405,603	52,436,356
Insurance Brokers–0.92%
Arthur J. Gallagher & Co.	136,884	26,790,937
Integrated Oil & Gas–3.29%
Exxon Mobil Corp.	823,351	95,516,950
Integrated Telecommunication Services–1.06%
Deutsche Telekom AG (Germany)	1,381,876	30,743,712
Interactive Home Entertainment–1.12%
Electronic Arts, Inc.	253,355	32,601,721
Interactive Media & Services–2.98%
Alphabet, Inc., Class A(c)	305,867	30,231,894
Meta Platforms, Inc., Class A(c)	378,963	56,454,118
		86,686,012
Internet & Direct Marketing Retail–3.51%
Amazon.com, Inc.(c)	987,610	101,852,219

See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Shares		Value
Internet Services & Infrastructure–1.24%
MongoDB, Inc.(b)(c)	77,781	$16,661,468
Snowflake, Inc., Class A(b)(c)	122,976	19,238,366
		35,899,834
Investment Banking & Brokerage–1.91%
Charles Schwab Corp. (The)	386,527	29,924,920
Raymond James Financial, Inc.	225,600	25,440,912
		55,365,832
IT Consulting & Other Services–1.35%
Accenture PLC, Class A	140,908	39,320,377
Life Sciences Tools & Services–1.16%
Danaher Corp.	127,858	33,803,098
Managed Health Care–2.17%
UnitedHealth Group, Inc.	126,004	62,899,937
Movies & Entertainment–1.39%
Netflix, Inc.(c)	113,992	40,337,209
Multi-line Insurance–1.08%
Hartford Financial Services Group, Inc. (The)(b)	405,572	31,476,443
Multi-Utilities–1.12%
WEC Energy Group, Inc.	345,840	32,505,502
Oil & Gas Exploration & Production–1.00%
APA Corp.	653,170	28,955,026
Oil & Gas Storage & Transportation–0.74%
Cheniere Energy, Inc.	140,943	21,534,681
Other Diversified Financial Services–1.37%
Equitable Holdings, Inc.	1,236,723	39,661,707
Pharmaceuticals–4.48%
AstraZeneca PLC, ADR (United Kingdom)	446,284	29,173,585
Catalent, Inc.(b)(c)	397,657	21,294,532
Eli Lilly and Co.	102,957	35,432,652
Pfizer, Inc.	1,002,167	44,255,695
		130,156,464
Property & Casualty Insurance–0.67%
Allstate Corp. (The)	152,576	19,601,439
Railroads–1.56%
Union Pacific Corp.	222,560	45,444,526
Regional Banks–2.67%
Comerica, Inc.	462,606	33,913,646
First Citizens BancShares, Inc., Class A(b)	19,265	14,982,005
SVB Financial Group(c)	94,913	28,705,488
		77,601,139
Research & Consulting Services–0.63%
Equifax, Inc.(b)	82,962	18,434,156
Restaurants–0.69%
Starbucks Corp.	182,434	19,910,847
Shares		Value
Retail REITs–0.96%
Kimco Realty Corp.	1,235,333	$27,745,579
Semiconductor Equipment–1.32%
ASML Holding N.V., New York Shares (Netherlands)	57,907	38,267,262
Semiconductors–3.17%
Marvell Technology, Inc.	494,904	21,355,108
NVIDIA Corp.	362,643	70,849,563
		92,204,671
Soft Drinks–2.01%
PepsiCo, Inc.	340,784	58,280,880
Specialty Stores–0.58%
Bath & Body Works, Inc.	367,080	16,889,351
Systems Software–6.96%
Microsoft Corp.	815,846	202,174,797
Technology Hardware, Storage & Peripherals–4.27%
Apple, Inc.	858,577	123,884,075
Tobacco–0.97%
British American Tobacco PLC, ADR (United Kingdom)	734,783	28,281,798
Total Common Stocks & Other Equity Interests (Cost $2,354,736,188)		2,882,757,311
Money Market Funds–0.60%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e)	6,120,642	6,120,642
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(d)(e)	4,395,394	4,396,713
Invesco Treasury Portfolio, Institutional Class, 4.30%(d)(e)	6,995,019	6,995,019
Total Money Market Funds (Cost $17,511,121)		17,512,374
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $2,372,247,309)		2,900,269,685
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.94%
Invesco Private Government Fund, 4.36%(d)(e)(f)	32,049,577	32,049,577
Invesco Private Prime Fund, 4.59%(d)(e)(f)	82,405,840	82,430,561
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $114,481,033)		114,480,138
TOTAL INVESTMENTS IN SECURITIES–103.80% (Cost $2,486,728,342)		3,014,749,823
OTHER ASSETS LESS LIABILITIES—(3.80)%		(110,456,562)
NET ASSETS–100.00%		$2,904,293,261
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$25,073,021	$76,392,464	$(95,344,843)	$-	$-	$6,120,642	$94,019
Invesco Liquid Assets Portfolio, Institutional Class	17,933,182	54,566,046	(68,103,460)	(1,127)	2,072	4,396,713	69,484
Invesco Treasury Portfolio, Institutional Class	28,654,881	87,305,673	(108,965,535)	-	-	6,995,019	107,798
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,095,917	81,215,665	(69,262,005)	-	-	32,049,577	239,631*
Invesco Private Prime Fund	50,062,457	184,703,482	(152,343,692)	(5,414)	13,728	82,430,561	654,942*
Total	$141,819,458	$484,183,330	$(494,019,535)	$(6,541)	$15,800	$131,992,512	$1,165,874

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,828,348,197	$54,409,114	$—	$2,882,757,311
Money Market Funds	17,512,374	114,480,138	—	131,992,512
Total Investments	$2,845,860,571	$168,889,252	$—	$3,014,749,823
Invesco Charter Fund